SCHEDULE OF SHARE OPTION ACTIVITY (Details) - $ / shares	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Equity [Abstract]
Number of Options Outstanding, Beginning Balance	75,000	75,000	93,500
Weighted Average Exercise Price, Beginning Balance	$ 20.0	$ 20.0	$ 20.0
Weighted Average Remaining Life in Years, Outstanding Term	1 year 6 months 29 days	2 years 6 months 29 days	3 years 6 months 29 days	5 years 10 days
Number of Option Outstanding Exercisable, Beginning balance	75,000	50,000	25,000
Weighted Average Exercise Price Exercisable, Ending Balance	$ 20.0	$ 20.0	$ 20.0
Weighted Average Remaining Life in Years, Exercisable Term	1 year 6 months 29 days	2 years 6 months 29 days	3 years 6 months 29 days	5 years 10 days
Number of Options, Granted
Weighted Average Price, Granted
Number of Options, Canceled			(18,500)
Weighted Average Exercise Price, Canceled
Number of Options, Exercised
Weighted Average Exercise Price, Exercised
Number of Options Outstanding, Ending Balance	75,000	75,000	75,000	93,500
Weighted Average Exercise Price Outstanding, Ending Balance	$ 20.0	$ 20.0	$ 20.0	$ 20.0
Number of Option Outstanding Exercisable, Ending balance	75,000	75,000	50,000	25,000
Weighted Average Exercise Price Exercisable, Ending Balance	$ 20.0	$ 20.0	$ 20.0	$ 20.0